Loans Payable - Schedule of Short Term Loans (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Short term borrowings		$ 443	¥ 3,046	¥ 1,244
iQIYI
Short-term Debt [Line Items]
Secured short-term loans borrowed by iQIYI(i)	[1]	443	3,046	299
Du Xiaoman Financial
Short-term Debt [Line Items]
Unsecured short-term loans borrowed by financial service business (ii)	[2]	$ 0	¥ 0	¥ 945

[1]	The repayment of all short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI's VIEs with a carrying amount of RMB575 million (US$84 million) as of December 31, 2018 or collateralized by restricted cash balances totaling RMB2.2 billion (US$316 million) as of December 31, 2018.
[2]	The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).